Parent Company Only Financial Information - Schedule of Condensed Balance Sheet (Parentheticals) (Details) - Parent Company [Member]	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Schedule of Condensed Balance Sheet [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)			$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized (in Shares)			800,000,000	800,000,000
Ordinary shares, shares issued (in Shares)			20,300,000	18,000,000
Ordinary shares, shares outstanding (in Shares)			20,300,000	18,000,000
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheet [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized (in Shares)	791,000,000	791,000,000
Ordinary shares, shares issued (in Shares)	11,300,000	11,300,000
Ordinary shares, shares outstanding (in Shares)	11,300,000	11,300,000
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheet [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized (in Shares)	9,000,000	9,000,000
Ordinary shares, shares issued (in Shares)	9,000,000	9,000,000
Ordinary shares, shares outstanding (in Shares)	9,000,000	9,000,000